Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
RMB exchange rate [Member]
Schedule of Currency Exchange Rate [Line Items]
Period-end US$	7.2203	7.296	6.8676
Period average US$	7.2064	7.0533	6.9761
HK exchange rate [Member]
Schedule of Currency Exchange Rate [Line Items]
Period-end US$	7.8259	7.8308	7.8499
Period average US$	7.8172	7.831	7.8303